Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 571,044	$ 704,161	$ 759,169
Operating expenses	(207,767)	(204,552)	(258,989)
Depreciation	(127,274)	(182,669)	(188,755)
Amortization	(11,337)	(13,093)	(14,979)
Other operating gains (losses), net	(264,931)	264,999	7
Operating income	(40,265)	568,846	296,453
Interest expense	(243,757)	(270,350)	(221,756)
Gain on repurchase of debt	202,493	230,080	106,916
Interest and other income	23,314	66,532	23,476
Gain (loss) on changes in fair value of financial instruments	(12,761)		4,314
Gain (loss) on foreign exchange	(244,527)	77,758	(239,591)
Income (loss) before income taxes	(315,503)	672,866	(30,188)
Tax (expense) recovery	13,037	(89,596)	(51,409)
Net income (loss)	(302,466)	583,270	(81,597)
Net income (loss) attributable to:
Telesat Corporation shareholders	(87,720)	157,118	(23,764)
Non-controlling interest	(214,746)	426,152	(57,833)
Net income (loss)	$ (302,466)	$ 583,270	$ (81,597)
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ (6.29)	$ 11.71	$ (1.93)
Diluted (in Dollars per share)	$ (6.29)	$ 11.29	$ (1.93)
Total Weighted Average Common Shares Outstanding
Basic (in Shares)	13,937,443	13,417,290	12,311,264
Diluted (in Shares)	13,937,443	15,288,221	12,311,264